Performance Management - ERShares Private-Public Crossover ETF	Oct. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. The Fund changed its principal investment strategies on April 1, 2021 and on August 29, 2024. Performance prior to each such date reflects the Fund’s prior principal investment strategies in effect during such preceding periods.

Updated performance information is available on the Fund’s website at https://entrepreneurshares.com/.

Performance Past Does Not Indicate Future [Text]	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Bar Chart Closing [Text Block]

During the period shown in the bar chart, the highest return for a quarter was 24.93% (quarter ended June 30, 2020), and the lowest return for a quarter was (24.48)% (quarter ended June 30, 2022).

The Fund’s year-to-date return as of September 30, 2026 was 7.58%.

Performance Table Heading	Average Annual Total Return Table (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	https://entrepreneurshares.com/
ERShares Private-Public Crossover ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s year-to-date return
Bar Chart, Year to Date Return	7.58%
Bar Chart, Year to Date Return, Date	Sep. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	24.93%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(24.48%)
Lowest Quarterly Return, Date	Jun. 30, 2022